Schedule of detail of financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Total financial income	R$ 309,469	R$ 736,969	R$ 389,563
Financial expenses
Interest on leases	(880,626)	(818,529)	(488,278)
Other	(230,893)	(203,235)	(186,361)
Total financial expenses	(2,289,627)	(2,546,192)	(1,748,265)
Total	R$ (3,541,632)	R$ (4,865,449)	R$ (1,743,794)